CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Accumulated Deficit [Member]	Translation Differences [Member]	Other Reserves [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2023	$ 1,031,667	$ 1,610	$ 1,228,254	$ (206,477)	$ 201	$ 3,566	$ 4,513
Balance (in shares) at Dec. 31, 2023		160,999,542
Changes in equity
Profit/(loss) after tax	126,749			126,442			308
Other comprehensive income/(loss)	244			0	128		116
Total comprehensive income/(loss)	126,993			126,442	128		423
Cash dividends declared and paid	(125,873)			(125,873)
Compensation related to options and restricted stock	2,898	$ 5	2,578			315
Compensation related to options and restricted stock (in shares)		464,945
Balance at Sep. 30, 2024	1,035,685	$ 1,615	1,230,832	(205,909)	329	3,882	4,937
Balance (in shares) at Sep. 30, 2024		161,464,487
Balance at Dec. 31, 2024	1,042,701	$ 1,600	1,217,651	(186,321)	39	5,273	4,459
Balance (in shares) at Dec. 31, 2024		159,983,104
Changes in equity
Profit/(loss) after tax	144,888			145,024			(136)
Other comprehensive income/(loss)	461			0	282		179
Total comprehensive income/(loss)	145,349			145,024	282		43
Cash dividends declared and paid	(89,969)			(89,969)
Acquisition of non-controlling interests	(6,131)			(1,849)	156		(4,437)
Compensation related to options and restricted stock	3,719	$ 8	6,068			(2,358)
Compensation related to options and restricted stock (in shares)		816,303
Balance at Sep. 30, 2025	$ 1,095,669	$ 1,608	$ 1,223,719	$ (133,115)	$ 477	$ 2,916	$ 64
Balance (in shares) at Sep. 30, 2025		160,799,407